SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 804,470	$ 1,854,617
Operating costs and expenses	1,205,371	3,826,342
Loss from operations	(400,901)	(1,971,725)
Other income (expense)	(25,455)	25,313
Income tax expense	(322)	643
Net loss	$ (426,034)	$ (1,947,055)
Runcangsheng Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Revenue			$ 3,168,061	$ 5,025,140
Operating costs and expenses			5,605,508	6,052,664
Loss from operations			(2,437,447)	(1,027,524)
Other income (expense)			34,839	100,086
Income tax expense			1,097	284,903
Net loss			$ (2,403,705)	$ (1,212,341)